LOSS PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share options.
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	2,506,300	1,562,850	1,778,250
Nonvested shares.
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	2,583,337	995,202	1,054,778